UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2016

MASSACHUSETTS INVESTORS TRUST

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Aerospace - 3.0%
Honeywell International, Inc.	920,467	$103,138,327
United Technologies Corp.	817,295	81,811,229

		$184,949,556
Alcoholic Beverages - 1.8%
Diageo PLC	1,651,642	$44,632,369
Pernod Ricard S.A.	627,782	70,006,595

		$114,638,964
Apparel Manufacturers - 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	454,421	$77,821,378
NIKE, Inc., “B”	560,657	34,463,586
VF Corp.	868,160	56,222,042

		$168,507,006
Broadcasting - 4.1%
Time Warner, Inc.	1,384,984	$100,480,589
Twenty-First Century Fox, Inc.	2,647,167	73,803,016
Walt Disney Co.	827,861	82,214,876

		$256,498,481
Brokerage & Asset Managers - 3.3%
BlackRock, Inc.	283,534	$96,563,174
Blackstone Group LP	1,038,338	29,125,381
NASDAQ, Inc.	1,246,640	82,751,963

		$208,440,518
Business Services - 6.6%
Accenture PLC, “A”	1,158,274	$133,664,820
Cognizant Technology Solutions Corp., “A” (a)	2,035,468	127,623,844
Fidelity National Information Services, Inc.	1,617,431	102,399,557
Gartner, Inc. (a)	527,190	47,104,427

		$410,792,648
Cable TV - 1.9%
Comcast Corp., “A”	1,905,340	$116,378,167

Chemicals - 1.4%
Monsanto Co.	989,753	$86,840,928

Computer Software - 0.7%
Adobe Systems, Inc. (a)	499,484	$46,851,599

Computer Software - Systems - 2.9%
Apple, Inc.	637,536	$69,485,049
EMC Corp.	2,886,993	76,938,363
Hewlett Packard Enterprise	1,891,209	33,531,136

		$179,954,548
Construction - 1.2%
Sherwin-Williams Co.	261,945	$74,567,883

Consumer Products - 4.6%
Colgate-Palmolive Co.	950,286	$67,137,706
Estee Lauder Cos., Inc., “A”	307,429	28,993,629

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - continued
Kimberly-Clark Corp.	277,647	$37,346,298
Newell Rubbermaid, Inc.	2,647,012	117,236,161
Procter & Gamble Co.	481,286	39,614,651

		$290,328,445
Containers - 1.3%
Crown Holdings, Inc. (a)	1,662,656	$82,451,111

Electrical Equipment - 4.4%
Danaher Corp.	2,035,256	$193,064,384
W.W. Grainger, Inc.	337,101	78,689,486

		$271,753,870
Electronics - 2.6%
Broadcom Corp.	789,249	$121,938,971
Texas Instruments, Inc.	713,604	40,975,142

		$162,914,113
Energy - Independent - 1.8%
California Resources Corp.	35,133	$36,187
EOG Resources, Inc.	1,204,696	87,436,836
Occidental Petroleum Corp.	336,261	23,010,340

		$110,483,363
Engineering - Construction - 0.9%
Fluor Corp.	1,007,976	$54,128,311

Food & Beverages - 4.0%
Danone S.A.	1,248,132	$88,779,775
General Mills, Inc.	499,084	31,616,971
Mead Johnson Nutrition Co., “A”	436,475	37,087,281
Mondelez International, Inc.	2,322,598	93,182,632

		$250,666,659
General Merchandise - 2.0%
Costco Wholesale Corp.	378,180	$59,593,604
Target Corp.	832,387	68,488,802

		$128,082,406
Insurance - 1.1%
Chubb Ltd.	568,634	$67,752,741

Internet - 4.4%
Alphabet, Inc., “A” (a)	201,469	$153,700,700
Alphabet, Inc., “C” (a)	161,758	120,501,622

		$274,202,322
Major Banks - 9.7%
Bank of America Corp.	9,013,743	$121,865,805
Goldman Sachs Group, Inc.	646,940	101,556,641
JPMorgan Chase & Co.	3,229,417	191,246,075
Morgan Stanley	1,626,781	40,685,793
State Street Corp.	527,513	30,870,061
Wells Fargo & Co.	2,444,518	118,216,890

		$604,441,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 0.9%
McKesson Corp.	366,121	$57,572,527

Medical Equipment - 6.2%
Abbott Laboratories	955,662	$39,975,341
Medtronic PLC	978,746	73,405,950
St. Jude Medical, Inc.	733,364	40,335,020
Stryker Corp.	763,817	81,949,926
Thermo Fisher Scientific, Inc.	1,063,976	150,648,362

		$386,314,599
Natural Gas - Pipeline - 0.8%
Enterprise Products Partners LP	2,001,570	$49,278,653

Oil Services - 2.5%
Cameron International Corp. (a)	880,349	$59,027,400
National Oilwell Varco, Inc.	699,264	21,747,110
Schlumberger Ltd.	1,029,789	75,946,939

		$156,721,449
Other Banks & Diversified Financials - 6.8%
American Express Co.	1,685,108	$103,465,631
BB&T Corp.	1,144,146	38,065,737
MasterCard, Inc., “A”	1,130,862	106,866,459
Visa, Inc., “A”	2,331,470	178,310,826

		$426,708,653
Pharmaceuticals - 6.3%
Allergan PLC (a)	286,091	$76,680,971
Bristol-Myers Squibb Co.	1,058,731	67,631,736
Eli Lilly & Co.	1,170,101	84,258,973
Endo International PLC (a)	1,149,198	32,349,924
Johnson & Johnson	1,205,685	130,455,117

		$391,376,721
Railroad & Shipping - 1.7%
Canadian National Railway Co.	1,706,088	$106,562,256

Specialty Chemicals - 0.8%
Praxair, Inc.	415,199	$47,519,526

Specialty Stores - 2.9%
AutoZone, Inc. (a)	109,411	$87,166,650
Ross Stores, Inc.	1,653,149	95,717,327

		$182,883,977
Telecommunications - Wireless - 2.2%
American Tower Corp., REIT	1,350,335	$138,233,794

Utilities - Electric Power - 1.2%
American Electric Power Co., Inc.	664,159	$44,100,158
CMS Energy Corp.	665,474	28,242,717

		$72,342,875
Total Common Stocks		$6,161,139,934

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Convertible Preferred Stocks - 0.3%
Utilities - Electric Power - 0.3%
Exelon Corp., 6.5%			370,851	$18,256,995
	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	39,560	$81,098

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			59,295,061	$59,295,061
Total Investments				$6,238,773,088

Other Assets, Less Liabilities - 0.0%				2,966,680
Net Assets - 100.0%				$6,241,739,768

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,179,478,027	$—	$—	$6,179,478,027
Mutual Funds	59,295,061	—	—	59,295,061
Total Investments	$6,238,773,088	$—	$—	$6,238,773,088

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $281,240,117 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,425,929,003
Gross unrealized appreciation	1,946,354,584
Gross unrealized depreciation	(133,510,499)
Net unrealized appreciation (depreciation)	$1,812,844,085

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,679,022	207,773,764	(208,157,725)	59,295,061

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37,513	$59,295,061

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.